Expense Example, No Redemption {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-16 - Fidelity® Stock Selector Large Cap Value Fund	Apr. 01, 2022 USD ($)
Fidelity Stock Selector Large Cap Value Fund-Class A
Expense Example, No Redemption:
1 Year	$ 677
3 Years	893
5 Years	1,126
10 Years	1,795
Fidelity Stock Selector Large Cap Value Fund-Class M
Expense Example, No Redemption:
1 Year	480
3 Years	754
5 Years	1,048
10 Years	1,885
Fidelity Stock Selector Large Cap Value Fund-Class C
Expense Example, No Redemption:
1 Year	191
3 Years	591
5 Years	1,016
10 Years	1,987
Fidelity Stock Selector Large Cap Value Fund - Class I
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	930
Fidelity Stock Selector Large Cap Value Fund-Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	$ 810